FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Schedule of foreign currency denominated monetary assets and monetary liabilities

	December 31, 2022		December 31, 2021
	Assets,	Liabilities,	Assets,	Liabilities,
	RUB mln	RUB mln	RUB mln	RUB mln

USD	24,720	48,917	44,251	49,960
EUR	7,880	14,315	3,359	10,106

Schedule of sensitivity to a reasonably possible change in USD and EUR exchange rates

		USD - effect on		EUR - effect on
	Change	profit before tax	Change	profit before tax
	in rate, USD	RUB mln	in rate, EUR	RUB mln
2022	+15%	(3,630)	+15%	(965)
	-15%	3,630	-15%	965
2021	+15%	(856)	+15%	(1,012)
	-15%	856	-15%	1,012
2020	+10%	786	+10%	(682)
	-10%	(1,291)	-10%	682

Schedule of exposure to credit risk

	December 31,
	2022	2021
Deposits and loans issued	238,816	208,018
Cash and cash equivalents	78,292	40,590
Securities (notes, shares and other)	49,305	54,988
Trade and other receivables	38,058	39,795
Derivative financial instruments	2,208	5,171
Contingent consideration	843	1,867
Investments in equity	473	1,228
Call and put options	112	112
Other	4,031	3,088

	412,138	354,857